Offerings - Offering: 1	Jul. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, no par value
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	70.46
Maximum Aggregate Offering Price	$ 352,300,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,937.13
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of Class A Common Stock, no par value (the “Common Stock”) of Mondelēz International, Inc. (the “Registrant”) that become issuable under the Mondelēz International, Inc. Global Employee Stock Purchase Matching Plan (the “Plan”) to prevent dilution in the event of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Global Select Market, on July 23, 2025.Represents the shares of Common Stock issuable under the Plan.